GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 8,419,000
Impairment	0	$ 8,483,000
Balance	7,351,000	8,419,000
Gross carrying amount [member]
Balance	17,985,000	16,626,000
Effect of foreign currency exchange differences	(1,981,000)	1,359,000
Balance	16,004,000	17,985,000
Accumulated impairment [member]
Balance	9,566,000	604,000
Impairment	0	8,483,000
Effect of foreign currency exchange differences	(913,000)	479,000
Balance	$ 8,653,000	$ 9,566,000